Pensions and Other Post-employment Benefits - Summary of Movements in Fair Values of Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	£ (20,353)	£ (18,774)
Exchange adjustments	18	(87)	£ 47
Additions through business combinations		(42)
Service cost	(291)	(266)	(281)
Past service cost/(credit)	(43)	(31)	(94)
Interest cost	36	26	36
Settlements and curtailments	(18)	(9)	(14)
Employer contributions	(313)	(343)	(386)
Obligations ending balance	(21,310)	(20,353)	(18,774)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	12,981	12,581
Obligations beginning balance	(13,293)	(12,087)
Employer contributions	(76)	(78)	0
Assets, ending balance	13,582	12,981	12,581
Obligations ending balance	(13,858)	(13,293)	(12,087)
UK [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	12,981	12,581	13,154
Interest cost		360	323
Expenses	256	(7)	(8)
Settlements and curtailments	(9)
Remeasurement	836	427	(411)
Employer contributions	156	187	119
Scheme participants' contributions	3	3	4
Benefits paid	(641)	(570)	(600)
Assets, ending balance	13,582	12,981	12,581
UK [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(13,293)	(12,087)	(13,101)
Service cost	(61)	(62)	(75)
Past service cost/(credit)	(98)	(49)	(93)
Interest cost	(259)	(341)	(320)
Remeasurement	(785)	(1,321)	906
Scheme participants' contributions	(3)	(3)	(4)
Benefits paid	641	570	600
Obligations ending balance	(13,858)	(13,293)	(12,087)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,789	2,808
Obligations beginning balance	(3,506)	(3,474)
Employer contributions	0	0	(125)
Assets, ending balance	2,635	2,789	2,808
Obligations ending balance	(3,445)	(3,506)	(3,474)
US [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,789	2,808	2,874
Exchange adjustments	(86)	(110)	171
Interest cost	87	111	102
Expenses	(12)	(20)	(7)
Remeasurement	72	245	(225)
Employer contributions	33	40	150
Benefits paid	(248)	(285)	(257)
Assets, ending balance	2,635	2,789	2,808
US [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,506)	(3,474)	(3,445)
Exchange adjustments	118	140	(208)
Service cost	(83)	(74)	(72)
Past service cost/(credit)	56	3	(1)
Interest cost	(110)	(140)	(122)
Remeasurement	(168)	(246)	117
Benefits paid	248	285	257
Obligations ending balance	(3,445)	(3,506)	(3,474)
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,662	2,390
Obligations beginning balance	(3,554)	(3,213)
Assets, ending balance	2,989	2,662	2,390
Obligations ending balance	(4,007)	(3,554)	(3,213)
Rest of World. [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	2,662	2,390	2,252
Exchange adjustments	138	(120)	53
Additions through business combinations		14
Interest cost	29	37	29
Expenses	18
Settlements and curtailments	(20)	1	(14)
Remeasurement	148	312	26
Employer contributions	124	116	117
Scheme participants' contributions		17	16
Benefits paid	(110)	(105)	(89)
Assets, ending balance	2,989	2,662	2,390
Rest of World. [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(3,554)	(3,213)	(3,239)
Exchange adjustments	(188)	177	(63)
Additions through business combinations		(56)
Service cost	(147)	(130)	(134)
Past service cost/(credit)	(1)	15
Interest cost	(39)	(53)	(48)
Settlements and curtailments	38	8	28
Remeasurement	(208)	(390)	170
Scheme participants' contributions	(18)	(17)	(16)
Benefits paid	110	105	89
Obligations ending balance	(4,007)	(3,554)	(3,213)
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(20,353)	(18,774)
Obligations ending balance	(21,310)	(20,353)	(18,774)
Pension schemes [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assets, beginning balance	18,432	17,779	18,280
Exchange adjustments	52	(230)	224
Additions through business combinations	0	14
Interest cost	372	508	454
Expenses	(21)	(27)	(15)
Settlements and curtailments	(20)	1	(14)
Remeasurement	1,056	984	(610)
Employer contributions	313	343	386
Scheme participants' contributions	21	20	20
Benefits paid	(999)	(960)	(946)
Assets, ending balance	19,206	18,432	17,779
Pension schemes [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(20,353)	(18,774)	(19,785)
Exchange adjustments	(70)	317	(271)
Additions through business combinations		(56)
Service cost	(291)	(266)	(281)
Past service cost/(credit)	(43)	(31)	(94)
Interest cost	(408)	(534)	(490)
Settlements and curtailments	38	8	28
Remeasurement	(1,161)	(1,957)	1,193
Scheme participants' contributions	(21)	(20)	(20)
Benefits paid	999	960	946
Obligations ending balance	(21,310)	(20,353)	(18,774)
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,418)	(1,379)
Remeasurement	(82)	(77)	145
Obligations ending balance	(1,363)	(1,418)	(1,379)
Post-retirement benefits [member] | Plan Assets [Member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions	105	110	93
Scheme participants' contributions	18	17	16
Benefits paid	(123)	(127)	(109)
Post-retirement benefits [member] | Present value of defined benefit obligation [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Obligations beginning balance	(1,418)	(1,379)	(1,496)
Exchange adjustments	36	50	(71)
Additions through business combinations		(48)
Disposals	9
Service cost	(36)	(22)	(29)
Past service cost/(credit)	55	0	27
Interest cost	(39)	(52)	(49)
Settlements and curtailments	7		1
Remeasurement	(82)	(77)	145
Scheme participants' contributions	(18)	(17)	(16)
Benefits paid	123	127	109
Obligations ending balance	£ (1,363)	£ (1,418)	£ (1,379)